Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value of Assets and Liabilities
The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

December 31, 2020	Level 1	Level 2	Level 3	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Available for sale investments	—	997,282	—	997,282

Total Assets	—	997,282	—	997,282

Liabilities
Share-based compensation liabilities	—	—	58,213	58,213

Total Liabilities	—	—	58,213	58,213

December 31, 2021	Level 1	Level 2	Level 3	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Available-for-sale investments	—	609,058	—	609,058

Total Assets	—	609,058	—	609,058

Summary of Fair value of Liabilities
The following table presents a rollforward of the fair value of the level 3 liabilities recorded at fair value as of December 31, 2020 and 2021:

Share-based compensation liabilities
Balance as of December 31, 2019	3,153
Changes in estimated fair value	7,037
Addition in share-based compensation liabilities	48,023

Balance as of December 31, 2020	58,213

Changes in estimated fair value	74,178
Addition in share-based compensation liabilities	4,762
Foreign currency translation adjustment	(1,081)
Reclassification of share-based compensation liabilities to equity	(136,072)

Balance as of December 31, 2021	—

Summary of Fair Value of Share Based Compensation
Significant Unobservable Inputs

Financial instrument	Unobservable Input	Inputs as of December 31, 2020
Share-based compensation liabilities	Risk free rate of interest	2.33%
	Volatility	24.73%
	Dividend yield	—
	Life of options	4 months
	Fair value of underlying ordinary shares	$0.55